NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
NET LOSS PER SHARE
Operating losses, including net losses	$ (261,726)	$ (117,285)	$ (1,009,678)	$ (246,868)	$ (719,380)	$ (277,357)
Deemed dividend related to the issuance of Series E convertible preferred shares	0		(2,167,332)
Non-redeemable Net loss	$ (261,726)	$ (117,285)	$ (3,177,010)	$ (246,868)	$ (705,596)	$ (269,422)
Weighted average shares used in computing net loss per share attributable to common shareholders - basic and diluted (in shares)	13,728,639	8,319,168	13,042,653	8,117,746	9,389,540	7,789,421
Denominator:
Weighted-average shares outstanding - basic					9,389,540	7,789,421
Effect of dilutive potential common shares from share options, share awards and employee share purchase plan					0	0
Net loss per share:
Net loss per share attributable to common shareholders - basic and diluted (in dollars per share)	$ (19.06)	$ (14.10)	$ (243.59)	$ (30.41)	$ (75.15)	$ (34.59)